Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Mar. 29, 2023
Line of Credit Arrangement (Details) [Line Items]
Principal and repayments delayed	70.00%
Percentage of interest	10.00%
Restructuring fee, percentage	1.00%
Percentage of maturity	3.00%
Interest expenses	$ 813
Derivative amount	$ 127	$ 127
Exercise price of warrants (in Dollars per share)	$ 0.42
Warrant modification	$ 31
Claw-Back [Member] | Minimum [Member]
Line of Credit Arrangement (Details) [Line Items]
Amount paid	1,500
Claw-Back [Member] | Maximum [Member]
Line of Credit Arrangement (Details) [Line Items]
Amount paid	$ 3,000